UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113
                                                     ---------

                       UBS Juniper Crossover Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2009


       PAR                                                                      FAIR VALUE
-------------------------------------------------------------------------------------------
                  INVESTMENTS IN SECURITIES (76.50%)
                  ----------------------------------
                  CORPORATE BONDS (0.00%)
                  -----------------------
                  DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
 $       27,577   Emphasys Medical, Inc., 0.00%, *,(a)                          $        --
                                                                                -----------
                  TOTAL CORPORATE BONDS (Cost $27,577)                                   --
                                                                                -----------

      SHARES
-------------------
                  COMMON STOCK (21.62%)
                  ---------------------
                  DISPOSABLE MEDICAL EQUIPMENT (6.12%)
        160,000   Volcano Corp. *                                                 2,328,000
                                                                                -----------
                  MEDICAL - BIOMEDICAL/GENETICS (10.10%)
        383,938   Aryx Therapeutics, Inc. *                                       1,324,586
        577,021   Aryx Therapeutics, Inc. *                                       1,990,722
         94,827   Aryx Therapeutics, Inc. *                                         327,153
         91,000   BioCryst Pharmaceuticals, Inc. *                                  199,290
                                                                                -----------
                                                                                  3,841,751
                                                                                -----------
                  MEDICAL - DRUGS (2.05%)
        149,995   Biodel, Inc. *                                                    781,474
                                                                                -----------
                  PATIENT MONITORING EQUIPMENT (1.40%)
        129,785   Insulet Corp. *                                                   532,119
                                                                                -----------
                  THERAPEUTICS (1.95%)
        193,188   Avanir Pharmaceuticals-Class A *                                   98,526
        149,200   Vivus, Inc. *                                                     644,544
                                                                                -----------
                                                                                    743,070
                                                                                -----------
                  TOTAL COMMON STOCK (Cost $12,307,609)                           8,226,414
                                                                                -----------
                  PREFERRED STOCKS (54.08%)
                  -------------------------
                  DRUG DISCOVERY/DRUG DEVELOPMENT (44.15%)
        558,964   Acceleron Pharmaceuticals, Inc., Series B *,(a)                 1,678,569
         86,977   Acceleron Pharmaceuticals, Inc., Series C *,(a)                   261,192
        309,838   Cerimon Pharmaceuticals, Inc., Series A *,(a)                     735,349
      1,574,345   ChemoCentryx, Inc., Series B *,(a)                              8,690,384
        242,674   ChemoCentryx, Inc., Series C *,(a)                              1,339,561
        476,436   Emphasys Medical, Inc., Series D *,(a)                                 --
         68,939   Emphasys Medical, Inc., Series E *,(a)                                 --
          1,300   superDimension, Ltd., Series B *,(a)                              943,384
         13,016   superDimension, Ltd., Series C-1 *,(a)                            278,933
        134,026   superDimension, Ltd., Series C-2 *,(a)                          2,872,177
                                                                                -----------
                                                                                 16,799,549
                                                                                -----------
                  MEDICAL - BIOMEDICAL/GENETICS (5.29%)
        316,091   Macrogenics, Inc., Series A *,(a)                                 217,446
        982,489   Macrogenics, Inc., Series B *,(a)                                 675,877
      1,504,459   Macrogenics, Inc., Series C *,(a)                               1,034,952
        121,182   Macrogenics, Inc., Series D *,(a)                                  83,364
                                                                                -----------
                                                                                  2,011,639
                                                                                -----------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2009


      SHARES                                                                    FAIR VALUE
-------------------------------------------------------------------------------------------
                  PREFERRED STOCKS (CONTINUED)
                  ----------------------------
                  RESEARCH PRODUCT/TECHNOLOGY PLATFORM (4.64%)
        376,770   Amnis Corp., Series C-1 *,(a)                                 $   114,542
      2,438,743   Amnis Corp., Series C-2 *,(a)                                     741,405
        827,267   Supernus Pharmaceuticals, Inc., Series A  *,(a)                   909,993
                                                                                -----------
                                                                                  1,765,940
                                                                                -----------
                  TOTAL PREFERRED STOCKS (Cost $13,698,557)                      20,577,128
                                                                                -----------
                  WARRANTS (0.80%)
                  ----------------
                  MEDICAL - BIOMEDICAL/GENETICS (0.80%)
        115,182   Aryx Therapeutics, Inc. $2.64 11/24/13 *,(a)                      306,384
          9,089   Macrogenics, Inc., $0.6521 9/24/18 *                                   --
                                                                                -----------
                                                                                    306,384
                                                                                -----------
                  TOTAL WARRANTS (Cost $14,398)                                     306,384
                                                                                -----------
                  INVESTMENTS IN SECURITIES (Cost $26,048,141)                   29,109,926
                                                                                -----------
         TOTAL INVESTMENTS IN SECURITIES -- 76.50%                               29,109,926
                                                                                -----------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 23.50%                    8,942,547
                                                                                -----------
         TOTAL NET ASSETS -- 100.00%                                            $38,052,473
                                                                                ===========

*    Non income-producing security.
(a) Private equity investment valued at fair value. The total fair value of investments amounted to $20,883,512 which represented 54.88% of the net assets at March 31, 2009. Private investments classified as Level 3 for FAS 157 purposes amounted to $20,577,128. Investment in warrants classified as Level 2 for FAS 157 purposes amounted to $306,384.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                       SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2009


         Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities. LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
         LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

         The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments at fair value in accordance with FAS
         157. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.



         --------------------------------------------------------------------------------------------


         VALUATION INPUTS                                                  INVESTMENTS IN SECURITIES
         --------------------------------------------------------------------------------------------
         Level 1 - Quoted Prices                                                  $ 8,226,414
         --------------------------------------------------------------------------------------------
         Level 2 - Other Significant Observable Inputs                                306,384
         --------------------------------------------------------------------------------------------
         Level 3 - Other Significant Unobservable Inputs                           20,577,128
         --------------------------------------------------------------------------------------------
         Total                                                                    $29,109,926
         --------------------------------------------------------------------------------------------


         The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


         --------------------------------------------------------------------------------------------
                                                                           INVESTMENTS IN SECURITIES
         --------------------------------------------------------------------------------------------
         BALANCE AS OF DECEMBER 31, 2008                                          $21,810,961
         --------------------------------------------------------------------------------------------
           Accrued discounts/premiums                                                      --
         --------------------------------------------------------------------------------------------
           Realized gain/(loss)                                                      (382,262)
         --------------------------------------------------------------------------------------------
           Change in unrealized appreciation/depreciation                            (169,775)
         --------------------------------------------------------------------------------------------
           Net purchases/(sales)                                                     (681,796)
         --------------------------------------------------------------------------------------------
           Transfers in and/or out of Level 3                                              --
         --------------------------------------------------------------------------------------------
         BALANCE AS OF MARCH 31, 2009                                             $20,577,128
         --------------------------------------------------------------------------------------------


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Juniper Crossover Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       May 27, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.